UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       			Michael D. Martins, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-5509

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2004





ITEM 1. SCHEDULES OF INVESTMENTS.

	BBH INFLATION-INDEXED SECURITIES FUND
	------------------------------------------------------
	PORTFOLIO OF INVESTMENTS
	July 31, 2004 (unaudited)

	Principal
	Amount																Value
	 ---------                                                                 					-----


				U.S. TREASURY NOTES AND BONDS (96.2%)
	$36,671,693 	3.375%, 1/15/2007(1)										$	39,307,471
	13,852,872		3.625%, 1/15/2008(1)											15,162,938
	11,235,300		4.250%, 1/15/2010(1)											12,905,675
	60,572,353		3.500%, 1/15/2011(1)											67,561,858
	41,001,154		3.375%, 1/15/2012(1)											45,639,409
	26,508,707		3.000%, 7/15/2012(1)											28,804,414
	44,499,080		1.875%, 7/15/2013(1)											44,290,468
	71,959,550		2.000%, 7/15/2014(1)											71,922,994
	22,567,050		2.375%, 1/15/2025(1)											22,505,352
	51,585,694		3.625%, 4/15/2028(1)											62,499,267
	9,932,754		3.875%, 4/15/2029(1)											12,579,286
	948,163		3.375%, 4/15/2032(1)											1,142,796
																	-------------------
			Total U.S. Treasury Notes and Bonds
			(Identified cost $416,777,710)										424,321,928
																	---------------------

			CORPORATE BONDS (9.8%)
	1,000,000	Altria Group, Inc. 7.000%, 7/15/2005									1,034,439
	3,000,000	Bear Stearns & Co., Inc. 1.980%, 1/30/2009(2)								3,005,124
	4,000,000	CIT Group, Inc. 1.480%, 5/18/2007(2)									3,999,344
	5,000,000	Ford Motor Credit Co. 7.000%, 10/1/2013									5,089,280
	5,000,000	General Motors Acceptance Corp. 6.875% 8/28/2012							5,090,005
	3,000,000	Goldman Sachs Group, Inc. 1.860%, 1/21/2009(2)								3,000,327
	3,000,000	Halliburton Co. 2.410%, 1/26/2007(2)(3)									2,996,970
	1,000,000	Hertz Corp. 2.900%, 8/5/2008(2)										998,839
	2,000,000	International Lease Finance Corp. 1.828%, 4/7/2008(2)							1,999,594
	2,000,000	Lennar Corp. 2.300%, 3/19/2009(2)										2,009,100
	2,560,000	Merrill Lynch & Co., Inc. 3.445%, 3/2/2009(2)								2,540,416
	4,000,000	Pemex Project Funding Master Trust
			 2.820%, 6/15/2010(2)(3)											4,050,000
	7,415,000	SLM Corp. 4.410%, 1/31/2014(2)										7,380,001
																	------------------
			Total Corporate Bonds
			(Identified cost $43,670,852)											43,193,439
																	-------------------

			ASSET BACKED SECURITIES (3.8%)
	3,000,000		Bank One Issuance Trust 2004-C1 1.880%, 11/15/2011(2)						2,998,477
	5,000,000		Capital One Multi-Asset Execution Trust 2002-C1 4.130%, 7/15/2010(2)			5,301,338
	3,000,000		Citibank Credit Card Issuance Trust 2001-C1 2.680%, 1/15/2010(2)				3,059,433
	5,000,000		MBNA Credit Card Master Note Trust 2003-C1 3.080%, 6/15/2012(2)				5,300,632
																	-------------------
			Total Asset Backed Securities
			(Identified cost $16,660,972)											16,659,880
																	-------------------

			MUNICIPAL BOND (2.4%)
	10,192,881		Tennessee Valley Authority 3.375%, 1/15/2007(1)

			(Identified cost $10,833,986)											10,871,217
																	--------------------

			U.S. GOVERNMENT AGENCY (1.5%)
	6,535,000		Federal National Mortgage Assoc. 3.425%, 2/17/2009(2)
			(Identified cost $6,535,839)											6,526,701
																	---------------------

	BBH INFLATION-INDEXED SECURITIES FUND
	------------------------------------------------
	PORTFOLIO OF INVESTMENTS (continued)

	July 31, 2004 (unaudited)

	Principal
	Amount																Value
	---------     															---------
			REPURCHASE AGREEMENT (0.5%)
	$2,100,000 		Bear Stearns & Co., Inc. 1.300%, 8/2/2004
			(Agreement dated 7/30/04 collateralized by U.S. Treasury
			Strips 2.828%, due 11/15/2006; $2,100,228 to be received upon maturity)
			(Identified cost $2,100,000)										$	2,100,000

																	---------------------



	TOTAL INVESTMENTS (Identified cost $496,579,359)(4)				114.2	%			$	503,673,165
	LIABILITIES IN EXCESS OF OTHER ASSETS						-14.2					-62,589,007
													-------			----------------------
	NET ASSETS											100	%			$	441,084,158
													-------			-----------------------
													-------			-----------------------


(1)	Inflation Protected Security.

(2)	Variable rate instrument. Interest rates change on specific dates
	 (such as a coupon or interest payment date). The yield shown represents the July 31, 2004 coupon rate.

(3)	 144A security.

(4)	The aggregate cost for federal income tax purposes is
	 $496,579,359, the aggregate gross unrealized appreciation is $7,674,906, and the aggregate gross unrealized depreciation
	 is $581,100, resulting in net unrealized appreciation of $7,093,806.

	BBH INTERNATIONAL EQUITY FUND
	--------------------------------
	PORTFOLIO OF INVESTMENTS

	July 31, 2004 (unaudited)

	Shares						 										Value
	------																------

			COMMON STOCKS (99.6%)
			AUSTRALIA (7.7%)
			CONSUMER DISCRETIONARY
	301,223		Coles Myer, Ltd.											$	1,881,875
																	----------------

			CONSUMER STAPLES
	800,728		Foster's Group, Ltd.											2,605,355
																	----------------

			ENERGY
	285,000		Woodside Petroleum, Ltd.										3,603,105
																	----------------


			FINANCE
	285,000		Lend Lease Corp., Ltd.											2,082,951
	135,978		National Australia Bank, Ltd.										2,548,546
																	----------------
																		4,631,497
																	----------------

			INDUSTRIALS
	317,671		Amcor, Ltd.													1,531,449
																	----------------


			TELECOMMUNICATIONS
	579,466		Telstra Corp.												2,007,593
																	----------------
			Total Australia													16,260,874
																	----------------

			BELGIUM (1.7%)
			FINANCE
	107,237		Fortis													2,334,747
																	----------------


			UTILITIES
	3,670		Electrabel SA													1,158,611
																	----------------
			Total Belgium													3,493,358
																	----------------


			DENMARK (1.4%)
			HEALTH CARE
	59,000		Novo Nordisk A/S												2,995,796
																	----------------
			Total Denmark													2,995,796
																	----------------


			FINLAND (1.2%)
			MATERIALS
	74,100		UPM-Kymmene Oyj												1,437,800
																	----------------


			TELECOMMUNICATIONS
	85,000		Nokia Oyj													973,842
																	----------------
			Total Finland													2,411,642
																	----------------

			FRANCE (8.5%)
			CONSUMER STAPLES
	46,000		Carrefour SA												2,191,587
	29,000		L'Oreal SA													2,076,139
																	----------------
																		4,267,726
																	----------------

			DIVERSIFIED OPERATIONS
	28,500		LVMH Moet Hennessy Louis Vuitton SA									1,942,695
																	----------------
			ENERGY
	28,106		Total SA													5,450,171
																	----------------


			FINANCE
	26,536		Societe Generale												2,175,688
																	----------------

	BBH INTERNATIONAL EQUITY FUND
	------------------------------------
	PORTFOLIO OF INVESTMENTS (continued)
	July 31, 2004 (unaudited)

	Shares						 										Value
	------																------

			COMMON STOCKS (continued)
			FRANCE (continued)
			INDUSTRIALS
	42,751		Compagnie de Saint-Gobain									$	2,086,647
																	----------------



			MEDIA
	70,000		Societe Television Francaise										1,993,608
																	----------------
			Total France													17,916,535
																	----------------


			GERMANY (4.1%)
			FINANCE
	81,670		Bayer Hypo-und Vereinsbank AG(1)									1,312,716
																	----------------
			HEALTH CARE
	38,000		Altana AG													2,060,330
																	----------------
			MATERIALS
	74,030		Bayer AG													1,965,095
																	----------------
			UTILITIES
	65,898		RWE AG													3,212,475
																	----------------
			Total Germany													8,550,616
																	----------------


			HONG KONG (8.0%)
			CONSUMER STAPLES
	136,390		Asia Foods, Ltd.(2)(3)											21,822
																	----------------
			DIVERSIFIED OPERATIONS
	310,000		Hutchison Whampoa, Ltd.											2,086,619
	55,200		Jardine Matheson Holdings, Ltd.									673,440
	514,000		Wharf Holdings, Ltd.											1,581,599
																	----------------
																		4,341,658
																	----------------
			ENERGY
	5,150,000		CNOOC, LTD.													2,476,057
																	----------------
			TELECOMMUNICATIONS
	675,000		China Mobile (Hong Kong), Ltd.									1,960,172
																	----------------
			UTILITIES
	490,000		CLP Holdings, Ltd.											2,739,080
	2,207,000		Hong Kong & China Gas Co.										3,848,251
	336,500		Hong Kong Electric Holdings, Ltd.									1,445,280
																	----------------
																		8,032,611
																	----------------
			Total Hong Kong													16,832,320
																	----------------
			ITALY (1.6%)
			FINANCE
	900,849		Banca Intesa SpA												3,335,642
																	----------------
			Total Italy														3,335,642
																	----------------
			JAPAN (32.7%)
			CONSUMER DISCRETIONARY
	115,000		Denso Corp.													2,818,349
	54,000		Honda Motor Co., Ltd.											2,627,407
	130,000		Matsushita Electric Industrial Co., Ltd.								1,731,855
	56,000		Sony Corp.													1,965,618
	59,800		Toyota Motor Corp.											2,404,991
																	----------------
																		11,548,220
																	----------------

	BBH INTERNATIONAL EQUITY FUND
	---------------------------------------------
	PORTFOLIO OF INVESTMENTS (continued)

	July 31, 2004 (unaudited)

	Shares						 										Value
	-------																------

			COMMON STOCKS (continued)
			JAPAN (continued)
			CONSUMER STAPLES
	18,000		Hoya Corp.												$	1,850,173
	49,000		Ito En, Ltd.												2,287,356
	103,000		Kao Corp.													2,552,000
																	----------------
																		6,689,529
																	----------------

			FINANCE
	275		Millea Holdings, Inc.												4,048,656
	225,000		Mitsubishi Estate Co., Ltd.										2,559,136
	275		Mitsubishi Tokyo Financial Group, Inc.									2,461,286
	310,000		Nikko Cordial Corp.											1,405,359
																	----------------
																		10,474,437
																	----------------
			HEALTH CARE
	128,000		Eisai Co., Ltd.												3,757,440
	103,000		Fujisawa Pharmaceutical Co.										2,496,521
	132,800		Takeda Pharmaceutical Co., Ltd.									6,211,123
																	----------------
																		12,465,084
																	----------------

			INDUSTRIALS
	38,500		Fanuc, Ltd.													2,218,861
	15,600		Hirose Electric Co., Ltd.										1,512,456
	266,000		Hitachi, Ltd.												1,623,771
	11,500		Keyence Corp.												2,432,246
	75,700		Murata Manufacturing Co., Ltd.									3,757,987
	45,000		Secom Co., Ltd.												1,817,855
	281			West Japan Railway Co.											1,125,059
																	----------------
																		14,488,235
																	----------------

			MATERIALS
	61,000		Shin-Etsu Chemical Co., Ltd.										2,069,931
																	----------------


			TECHNOLOGY
	108,500		Canon, Inc.													5,298,622
	18,500		Rohm Co., Ltd.												1,979,622
																	----------------
																		7,278,244
																	----------------
			TELECOMMUNICATIONS
	430		Nippon Telegraph & Telephone Corp.										2,142,376
	960		NTT DoCoMo, Inc.													1,671,888
																	----------------
																		3,814,264
																	----------------
			Total Japan														68,827,944
																	----------------


			NETHERLANDS (4.4%)
			CONSUMER STAPLES
	74,000		Heineken Holdings NV 											2,049,703
																	----------------


			ENERGY
	57,335		Royal Dutch Petroleum Co.										2,872,236
																	----------------


			FINANCE
	117,172		ING Groep NV												2,715,861
																	----------------


			MEDIA
	125,909		Reed Elsevier NV												1,607,526
																	----------------
			Total Netherlands													9,245,326
																	----------------


			NEW ZEALAND (1.1%)
			TELECOMMUNICATIONS
	616,623		Telecom Corp. of New Zealand, Ltd.									2,401,981
																	----------------
			Total New Zealand 												2,401,981
																	----------------

	BBH INTERNATIONAL EQUITY FUND
	-----------------------------------------
	PORTFOLIO OF INVESTMENTS (continued)
	July 31, 2004 (unaudited)

	Shares						 										Value
	-------																------

			COMMON STOCKS (continued)
			SINGAPORE (0.6%)
			FINANCE
	164,000		Oversea-Chinese Banking Corp., Ltd.								$	1,220,536
																	----------------
			Total Singapore													1,220,536
																	----------------


			SOUTH AFRICA (0.8%)
			ENERGY
	98,727		Sasol, Ltd.													1,630,702
																	----------------
			Total South Africa												1,630,702
																	----------------
			SOUTH KOREA (0.9%)
			MATERIALS
	49,805		Pohang Iron & Steel Co., Ltd. (POSCO) ADR								1,806,925
																	----------------
			Total South Korea													1,806,925
																	----------------


			SPAIN (4.8%)
			CONSUMER DISCRETIONARY
	95,000		Industria de Diseno Textil SA (Inditex)								2,172,255
																	----------------
			FINANCE
	232,449		Banco Santander Central Hispano SA									2,207,657
																	----------------
			TELECOMMUNICATIONS
	227,865		Telefonica SA												3,317,405
																	----------------
			UTILITIES
	113,180		Iberdrola SA												2,313,105
																	----------------
			Total Spain														10,010,422
																	----------------


			SWEDEN (1.1%)
			CONSUMER DISCRETIONARY
	90,000		Hennes & Mauritz AB (B shares)									2,318,136
																	----------------
			Total Sweden													2,318,136
																	----------------


			SWITZERLAND (1.0%)
			CONSUMER STAPLES
	8,200		Nestle SA Registered												2,095,335
																	----------------
			Total Switzerland													2,095,335
																	----------------


			TAIWAN (0.0%)
			TELECOMMUNICATIONS
	2,000		Chunghwa Telecom Co., Ltd. ADR										32,160
																	----------------
			Total Taiwan													32,160
																	----------------

			UNITED KINGDOM (18.0%)
			CONSUMER DISCRETIONARY
	241,202		Boots Group, Plc.												2,995,814
	209,024		GKN, Plc.													874,253
	131,536		GUS, Plc.													2,059,497
	178,148		InterContinental Hotels Group, Plc.									1,893,559
	400,000		Kingfisher, Plc.												2,065,816
	152,900		Mitchells & Butlers, Plc.										750,036
																	----------------
																		10,638,975
																	----------------

			CONSUMER STAPLES
	348,480		Brambles Industries, Plc.										1,348,220
	97,000		Reckitt Benckiser, Plc.											2,652,973
																	----------------
																		4,001,193
																	----------------

	BBH INTERNATIONAL EQUITY FUND
	-----------------------------------------
	PORTFOLIO OF INVESTMENTS (continued)
	July 31, 2004 (unaudited)

	Shares						 										Value
	-------																------

			COMMON STOCKS (continued)
			UNITED KINGDOM (continued)
			ENERGY
	868,093		BG Group, Plc.											$	5,410,744
	263,449		BP, Plc.													2,472,063
																	----------------
																		7,882,807
																	----------------

			FINANCE
	107,373		Aviva, Plc.													1,093,444
	195,975		HBOS, Plc.													2,539,211
	350,520		Lloyds TSB Group, Plc.											2,627,767
																	----------------
																		6,260,422
																	----------------

			HEALTH CARE
	174,635		GlaxoSmithKline, Plc.											3,547,299
																	----------------


			MATERIALS
	53,566		BOC Group, Plc.												918,574
	79,070		Rio Tinto, Plc.												2,060,493
																	----------------
																		2,979,067
																	----------------
			UTILITIES
	600,000		Centrica, Plc.												2,580,452
																	----------------
			Total United Kingdom 												37,890,215
																	----------------



	TOTAL INVESTMENTS (Identified cost $198,759,515)(4)				99.6	%			$	209,276,465
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES					0.4					923,554
																	----------------
	NET ASSETS 											100	%			$	210,200,019
																	----------------
																	----------------



	(1)    Non-income producing security.

	(2) Restricted security - Total market value of the restricted security owned at July 31, 2004 was
                        $21,822, or 0.01% of  net assets. Acquired on
                       February 12, 2004 at a cost of $21,822.

	(3)    Illiquid security.

	(4)    The aggregate cost for federal income tax purposes
                         is $198,759,515, the aggregate gross unrealized
	      appreciation is $17,961,985, and the aggregate
                        gross unrealized depreciation is $7,445,035,
	      resulting in net unrealized appreciation of $10,516,950.

	ADR - American Depositary Receipt.

	BBH TAX-EFFICIENT EQUITY FUND
	-------------------------------------
	PORTFOLIO OF INVESTMENTS
	July 31, 2004 (unaudited)


	Shares																Value
	-------																------

			COMMON STOCKS (98.8%)
			CONSUMER DISCRETIONARY (14.1%)
	24,450		Bed, Bath & Beyond, Inc.(1)									$	865,286
	20,989		Cox Communications, Inc.(1)										578,877
	31,625		Family Dollar Stores, Inc.										881,073
	30,800		Kohl's Corp.(1)												1,409,408
	90,514		Time Warner, Inc.(1)											1,507,058
	37,000		Toys R Us, Inc.(1)											609,020
	24,526		Viacom, Inc. (Class B)											823,828
																	----------------
			Total Consumer Discretionary											6,674,550
																	----------------

			CONSUMER STAPLES (9.0%)
	29,290		Costco Wholesale Corp.											1,190,931
	24,075		Nestle SA ADR												1,540,800
	8,975			PepsiCo Inc.												448,750
	20,054		Wal-Mart Stores, Inc.											1,063,063
																	----------------
			Total Consumer Staples												4,243,544
																	----------------

			ENERGY (11.0%)
	10,425		Apache Corp.												485,075
	20,977		ChevronTexaco Corp.											2,006,450
	17,275		Forest Oil Corp.(1)												488,710
	25,275		Occidental Petroleum Corp.										1,245,299
	26,950		Pioneer Natural Resources Co.										971,547
																	----------------
			Total Energy													5,197,081
																	----------------

			FINANCE (24.6%)
	14,825		Allstate Corp.												697,961
	29,550		Apartment Investment & Management Co. (Class A)							944,714
	24,375		Fannie Mae													1,729,650
	30,632		J.P. Morgan Chase & Co.											1,143,493
	34,321		MBIA, Inc.													1,852,648
	58,525		MetLife, Inc.												2,087,587
	27,500		RenaissanceRe Holdings, Ltd.										1,457,500
	35,875		SAFECO Corp.												1,688,277
																	----------------
			Total Finance													11,601,830
																	----------------

			HEALTH CARE (18.0%)
	23,875		Amgen, Inc.(1)												1,358,010
	12,450		Anthem, Inc.(1)												1,026,751
	8,525			Boston Scientific Corp.(1)										326,167
	7,250			Forest Laboratories, Inc. (Class A)(1)								364,603
	31,200		Guidant Corp.												1,725,984
	71,596		Pfizer, Inc.												2,288,208
	39,525		Wyeth														1,399,185
																	----------------
			Total Health Care													8,488,908
																	----------------

			INDUSTRIALS (5.2%)
	29,175		ARAMARK Corp. (Class B)											782,474
	8,996			Illinois Tool Works, Inc.										814,318
	74,725		ServiceMaster Co.												872,788
																	----------------
			Total Industrials													2,469,580
																	----------------

	BBH TAX-EFFICIENT EQUITY FUND
	----------------------------------------
	PORTFOLIO OF INVESTMENTS (continued)

	July 31, 2004 (unaudited)

	Shares																Value
	------																------

			COMMON STOCKS (continued)
			INFORMATION TECHNOLOGY (12.3%)
	7,300			Affiliated Computer Services, Inc. (Class A)(1)						$	378,870
	41,990		Dell, Inc.(1)												1,489,385
	13,550		Intel Corp.													330,349
	14,992		International Business Machines Corp.								1,305,353
	63,288		Microsoft Corp.												1,801,176
	25,976		STMicroelectronics NV											484,712
																	----------------
			Total Information Technology											5,789,845
																	----------------
			MATERIALS (3.3%)
	25,600		International Flavors & Fragrances, Inc.								935,424
	16,125		Praxair, Inc.												636,131
																	----------------
			Total Materials													1,571,555
																	----------------

			TELECOMMUNICATIONS SERVICES (1.3%)
	15,715		Verizon Communications, Inc.										605,656
																	----------------
			Total Telecommunications Services										605,656
																	----------------

	TOTAL INVESTMENTS (Identified cost $46,566,153)(2)				98.8	%			$	46,642,549
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES					1.2					565,957
													-------			----------------
	NET ASSETS											100	%			$	47,208,506
													-------			-----------------
													-------			-----------------

	(1)    Non-income producing security.

	(2) The aggregate cost for federal income tax purposes is $46,566,153, the aggregate gross unrealized appreciation is $3,391,426, and the aggregate gross unrealized depreciation is
		$3,315,030, resulting in net unrealized appreciation
		 of $76,396.

	ADR - American Depositary Receipt.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

July 31, 2004 (unaudited)


Principal												Maturity		Interest
Amount												Date			Rate			Value
------												--------		--------		------

		ASSET BACKED SECURITIES (15.8%)
$825,000 		AmeriCredit Automobile Receivables Trust 2004-A4		8/6/07		2.87	%	$	810,383
1,580,000		Capital One Master Trust 2001-5A					8/15/06		5.3			1,647,607
1,440,000		Capital One Master Trust 2002-4A					5/15/07		4.9			1,495,752
860,000		Capital One Multi-Asset Execution Trust 2003-B5			8/15/13		4.79			859,666
1,015,000		Capital One Multi-Asset Execution Trust 2003-C4			8/15/13		6			1,051,631
1,780,000		Chase Credit Card Master Trust 1999-3				1/15/07		6.66			1,790,070
1,240,000		Chase Manhatten Auto Owner Trust 2003-A				1/15/07		2.06			1,206,079
1,040,000		Citibank Credit Card Issuance Trust 2000-B1			9/15/05		7.05			1,091,382
1,280,000		Citibank Credit Card Issuance Trust 2000-C1			9/15/05		7.45			1,346,093
1,255,000		CNH Equipment Trust 2003-B 						2/15/11		3.38			1,249,779
745,000		Discover Card Master Trust I Series 2002-2			4/15/07		5.15			778,596
1,505,000		Fleet Credit Card Master Trust II 2001-B				12/15/08		5.6			1,573,952
1,200,000		Harley-Davidson Motorcycle Trust 2003-2				2/15/11		2.07			1,182,599
2,595,000		Honda Auto Receivables Owner Trust 2004-1				10/21/09		3.06			2,563,929
1,720,000		Household Automotive Trust 2003-1					11/17/09		2.22			1,691,767
1,405,000		Household Automotive Trust 2003-2					12/17/10		3.02			1,384,540
1,460,000		Hyundai Auto Receivable Trust 2003-A				10/15/10		3.02			1,442,176
1,260,000		MBNA Credit Card Master Note Trust 2001-C3			12/15/08		6.55			1,328,898
1,694,324		Morgan Stanley Capital I 1999-WF1					11/15/31		5.91			1,762,395
950,000		Navistar Financial Corp. Owner Trust 2004-A			3/15/11		2.59			925,156
1,440,000		Triad Auto Receivables Owner Trust 2003-B				12/13/10		3.2			1,423,345
2,110,000		WFS Financial Owner Trust 2003-3					5/20/11		3.25			2,102,069
		Total Asset Backed Securities
																			-----------

		(Identified cost $31,053,139)													30,707,864
																			-----------


		COLLATERALIZED MORTAGE BACKED SECURITIES (1.9%)
500,000		Centex Home Equity 2004-A						8/25/32		4.51			485,333
1,540,000		GMAC Mortgage Corp. Loan Trust 2003-HE2				6/25/25		3.14			1,541,461
1,600,000		Residential Asset Securities Corp. 2002-KS8			3/25/27		3.69			1,606,933
																			-----------

		Total Collateralized Mortgage Backed Securities
		(Identified cost $3,685,609)													3,633,727
																			-----------


		CORPORATE BONDS (42.9%)
1,420,000		ABN Amro Bank NV (Chicago)						6/18/07		7.125			1,554,224
350,000		Adelphia Communications Corp.(1)					3/1/07		9.875			301,000
300,000		Airgas, Inc. 								10/1/11		9.125			337,125
450,000		AKI, Inc. 									7/1/08		10.5			461,813
775,000		Alcoa, Inc.									8/1/10		7.375			891,723
765,000		Alliant Energy Corp.							12/1/11		7.00			854,902
250,000		Allied Waste North America, Inc.					2/15/14		6.125			228,125
350,000		ALLTEL Corp.								9/15/05		6.75			365,785
340,000		Altria Group, Inc.							7/15/05		7.00			351,709
210,000		Altria Group, Inc.							7/1/08		7.65			227,383
250,000		AMC Entertainment, Inc.(2)						3/1/14		8.00			230,625
945,000		AT&T Wireless Services, Inc.						3/1/11		7.875			1,086,128
760,000		AXA Financial, Inc.							8/1/10		7.75			876,807
300,000		Bavaria SA(2) 								11/1/10		8.875			310,500
250,000		BB&T Corp.									10/1/12		4.75			243,183
880,000		Bear Stearns & Co., Inc.						12/7/09		7.625			1,004,652
125,000		Beverly Enterprises, Inc.(2)						6/15/14		7.875			125,625
1,000,000		Boeing Capital Corp. 							9/27/10		7.375			1,137,980
680,000		Brascan Corp.								6/15/12		7.125			741,741
820,000		BT Group, Plc.								12/15/05		7.875			874,443
212,000		BWAY Corp.									10/15/10		10			223,660
300,000		Calpine Canada Holdings, Ltd.						5/1/08		8.5			186,750
895,000		Capital One Bank								2/1/06		6.875			943,899
250,000		Capital One Bank 								6/15/09		5			253,330
1,000,000		Cendant Corp.								1/15/08		6.25			1,072,920
740,000		Centex Corp. 								2/1/11		7.875			840,837
300,000		Charter Communications Operating LLC(2)				4/30/12		8			289,500
200,000		Chattem, Inc.								3/1/14		7			194,000
1,000,000		Cia Brasileria de Bebidas(2)						9/15/13		8.75			1,085,000


BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2004 (unaudited)


Principal												Maturity		Interest
Amount												Date			Rate			Value
------												--------		--------		------

		CORPORATE BONDS (continued)
$610,000 		Cincinnati Gas & Electric Co.						9/15/12		5.7	%	$	628,884
1,175,000		CIT Group, Inc.								11/3/08		3.875			1,158,151
1,000,000		Comcast Cable Communications, Inc.					11/15/08		6.2			1,069,815
440,000		Comcast Corp.								3/15/11		5.5			448,859
480,000		Commerce Group, Inc.							12/9/13		5.95			482,346
690,000		Computer Science Corp. 							6/15/11		7.375			786,532
650,000		ConAgra Foods, Inc.							9/15/10		7.875			757,936
710,000		Constellation Energy Group, Inc.					4/1/07		6.35			757,436
800,000		Countrywide Home Loans, Inc. 						12/19/07		4.25			805,765
415,000		Cox Communications, Inc.						10/1/12		7.125			457,664
740,000		Credit Suisse First Boston (USA), Inc.				1/15/12		6.5			803,062
225,000		CSC Holdings, Inc.(2)							4/15/12		6.75			217,125
1,000,000		DaimlerChrysler NA Holdings						5/15/06		6.4			1,053,499
300,000		DaimlerChrysler NA Holdings						11/15/13		6.5			312,471
1,300,000		Deutsche Telekom International Finance BV				6/15/10		8.5			1,533,294
680,000		Dial Corp.									8/15/06		7			728,536
230,000		Dollar Financial Group, Inc.						11/15/11		9.75			246,100
900,000		Dominion Resources, Inc.						8/1/33		5.25			868,959
400,000		Duke Energy Field Services Corp. 					11/15/06		5.75			417,741
250,000		Echostar DBS Corp.							10/1/11		6.375			248,125
170,000		El Paso Corp.								2/1/08		6.625			159,375
2,305,000		Ford Motor Credit Co.							2/1/06		6.875			2,418,293
1,500,000		Ford Motor Credit Co.							10/1/13		7			1,526,784
300,000		Fort James Corp.								11/15/21		9.25			340,500
355,000		France Telecom SA								3/1/11		8.75			414,203
2,190,000		General Motors Acceptance Corp. 					8/28/07		6.125			2,295,394
670,000		General Motors Acceptance Corp. 					12/10/07		4.375			664,498
1,140,000		General Motors Acceptance Corp.					8/28/12		6.875			1,160,521
490,000		Goodrich Corp.								12/15/12		7.625			557,603
500,000		Halliburton Co.(2)(3)							1/26/07		2.41			499,495
660,000		Halliburton Co.								10/15/10		5.5			672,704
1,080,000		Harrah's Operating Co., Inc.(2)						7/1/10		5.5			1,080,571
250,000		Hilton Hotels Corp.							12/15/17		7.5			263,750
200,000		Hornbeck Offshore Services, Inc.					8/1/08		10.625		219,000
1,000,000		Household Finance Corp.  						1/30/07		5.75			1,055,333
255,000		Illinois Power Co.							12/15/10		11.5			303,450
1,600,000		International Lease Finance Corp.					1/23/08		3.3			1,562,214
520,000		International Paper Co.							10/30/12		5.85			533,955
300,000		Jacuzzi Brands, Inc.							7/1/10		9.625			324,000
500,000		John Hancock Financial Services, Inc.				12/1/08		5.625			528,598
300,000		John Q. Hammons Hotels, Inc.						5/15/12		8.875			330,375
840,000		Kinder Morgan, Inc.							3/15/11		6.75			911,796
600,000		Korea Development Bank							3/2/09		3.875			581,222
300,000		Lennar Corp.(3)								3/19/09		2.3			301,365
908,000		Lowe's Co., Inc. 								6/1/10		8.25			1,082,274
1,415,000		MBNA America Bank NA							6/15/12		6.625			1,532,688
1,410,000		Merrill Lynch & Co., Inc.						7/15/14		5.45			1,406,761
1,240,000		MetLife, Inc.								12/1/11		6.125			1,326,034
495,000		MISC Capital, Ltd.(2)							7/1/09		5			501,399
125,000		Mohegan Tribal Gaming Authority					4/1/12		8			135,469
1,000,000		Morgan Stanley								4/1/14		4.75			934,088
600,000		Motorola, Inc.								11/15/10		7.625			683,033
250,000		NCL Corp.(2)								7/15/14		10.625		254,063
455,000		News America, Inc.							1/9/08		6.625			493,456
200,000		Nextel Communications, Inc.						10/31/13		6.875			203,000
300,000		NiSource Finance Corp.							11/1/06		3.2			297,678
300,000		Offshore Logistics, Inc. 						6/15/13		6.125			291,000
370,000		Orion Power Holdings, Inc. 						5/1/10		12			444,000
300,000		Owens-Brockway Glass Container, Inc.				2/15/09		8.875			326,250
705,000		Pemex Project Funding Master Trust					2/1/09		7.875			775,500
255,000		Pemex Project Funding Master Trust					12/15/14		7.375			267,112
300,000		Petrobras International Finance Co.					7/2/13		9.125			313,500
300,000		Pinnacle Entertainment, Inc.						10/1/13		8.75			298,500



BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)

July 31, 2004 (unaudited)


Principal												Maturity		Interest
Amount												Date			Rate			Value
------												--------		--------		------


		CORPORATE BONDS (continued)
$395,000 		Resorts International Hotel & Casino				3/15/09		11.5	%	$	444,375
175,000		Riviera Holdings Corp.							6/15/10		11			191,625
275,000		Royal Caribbean Cruises, Ltd.						12/1/13		6.875			277,406
345,000		Safeway, Inc.								3/1/06		6.15			361,101
1,150,000		Safeway, Inc.								11/1/08		4.125			1,133,985
440,000		Sempra Energy 								2/1/13		6			461,576
192,000		Service Corp. International 						6/1/06		7.2			200,640
650,000		Simon Property Group LP							6/15/08		7			708,456
650,000		SLM Corp.									5/15/14		5.375			648,036
415,000		Southwestern Electric Power Co.					7/1/05		4.5			422,092
175,000		SpectraSite, Inc.								5/15/10		8.25			180,687
850,000		Sprint Capital Corp. 							1/30/11		7.625			954,541
380,000		Sprint Capital Corp. 							5/1/19		6.9			394,042
250,000		Stone Container Corp.							7/1/12		8.375			267,500
670,000		Sun Microsystems, Inc.							8/15/04		7.35			670,959
920,000		Sunoco, Inc.								4/1/11		6.75			994,802
290,000		SuperValu, Inc.								8/1/09		7.875			329,568
1,010,000		Telecomunicaciones de Peurto Rico, Inc.				5/15/06		6.65			1,066,163
300,000		Tennessee Gas Pipeline Co.						6/15/32		8.375			299,250
1,035,000		Textron Financial Corp.							6/1/07		5.875			1,101,161
1,065,000		Time Warner, Inc.								4/15/11		6.75			1,158,125
500,000		United Rentals North America, Inc.					2/15/14		7			456,250
565,000		USX Corp.									2/1/06		6.65			596,408
290,000		Valero Energy  Corp.							3/15/06		7.375			309,574
650,000		Valero Energy Corp.							4/15/12		6.875			714,173
860,000		Verizon New York, Inc.							4/1/12		6.875			933,238
975,000		Vodafone Group, Plc.							2/15/05		7.625			1,003,458
1,100,000		Washington Mutual, Inc.							1/15/09		4			1,086,579
990,000		Waste Management, Inc.							11/15/12		6.375			1,057,753
1,500,000		Weyerhaeuser Co.								8/1/06		6			1,578,559
130,000		William Carter Co.							8/15/11		10.875		146,250
8,000		WMX Technologies, Inc.								1/24/05		2			7,753
960,000		Wyeth										3/15/11		6.95			1,030,486
1,060,000		York International Corp.						8/15/06		6.625			1,123,418
																			-----------



		Total Corporate Bonds
		(Identified cost $82,078,859)													83,658,461
																			-----------




		FOREIGN GOVERNMENT BOND (0.3%)
480,000		United Mexican States
		(Identified cost $475,763) 							1/16/13		6.375			489,840
																			-----------


		MUNICIPAL BONDS  (6.0%)
1,000,000		Atlanta, Georgia, Airport Revenue					1/1/14		5.375			1,079,560
660,000		California State Health Facilities Financing Authority	7/1/26		4.45			663,056
2,000,000		Commonwealth of Puerto Rico(3)					7/1/30		5			2,131,880
2,000,000		Golden State Tobacco Securitization Corp., California		6/1/11		5			2,099,960
1,500,000		Golden State Tobacco Securitization Corp., California		6/1/12		5			1,559,085
1,000,000		Illinois Development Finance Authority				10/1/15		5.625			1,091,310
1,000,000		Richmond County, Georgia, Development Authority			11/1/27		5.75			972,410
2,000,000		Tobacco Settlement Financing Corp., New York			6/1/21		5.5			2,119,260
																			-----------
		Total Municipal Bonds
		(Identified cost $11,692,030)													11,716,521
																			-----------

		U.S. GOVERNMENT AGENCY (20.9%)
2,000,000		Federal Home Loan Bank							10/13/06		2.1			1,958,922
3,500,000		Federal Home Loan Mortage Corp.					3/21/11		5.875			3,719,471
983,319		Federal Home Loan Mortage Corp.					12/15/30		6.5			1,008,509
490,312		Federal National Mortage Assoc.					4/25/12		6.5			491,499
923,534		Federal National Mortage Assoc.					4/25/15		5.5			947,055
3,780,024		Federal National Mortage Assoc.					8/1/18		4.5			3,725,096
2,120,739		Federal National Mortage Assoc.					10/1/18		5.5			2,182,179


BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)

July 31, 2004 (unaudited)


Principal												Maturity		Interest
Amount												Date			Rate			Value
------												--------		--------		------


		U.S. GOVERNMENT AGENCY (continued)
$2,856,655 		Federal National Mortage Assoc.					11/1/18		4.5	%	$	2,815,145
1,550,000		Federal National Mortage Assoc.					4/15/28		4.5			1,540,457
290,092		Federal National Mortage Assoc.					9/25/30		6.5			295,595
662,099		Federal National Mortage Assoc.					7/1/32		7			700,706
3,486,253		Federal National Mortage Assoc.					11/1/32		6			3,580,518
1,530,239		Federal National Mortage Assoc.					4/1/33		6			1,571,152
288,177		Federal National Mortage Assoc.					8/1/33		5			281,823
346,282		Federal National Mortage Assoc.					10/1/33		6			355,540
1,727,224		Federal National Mortage Assoc.					1/1/34		5.5			1,735,708
2,893,458		Federal National Mortage Assoc.					3/1/34		5			2,829,666
2,975,000		Federal National Mortage Assoc.					8/1/34		6			3,051,234
614,116		FHLMC Gold Guaranteed							8/1/32		6.5			642,587
746,140		FHLMC Gold Guaranteed							3/1/33		6			766,141
658,048		FHLMC Gold Guaranteed							11/1/33		5			643,059
5,927,447		FHLMC Gold Guaranteed							3/1/34		5.5			5,952,520
																			-----------
		Total U.S. Government Agency
		(Identified cost $40,923,430)													40,794,582
																			-----------


		U.S. TREASURY NOTES AND BONDS (11.6%)
7,000,000		U.S. Treasury Bonds							8/15/23		6.25			7,851,487
9,000,000		U.S. Treasury Bonds							8/15/28		5.5			9,242,577
417,741		U.S. Treasury Notes (TIPS)						1/15/07		3.375			447,766
5,016,001		U.S. Treasury Notes (TIPS)						7/15/14		2			5,013,453
																			-----------
		Total U.S. Treasury Notes and Bonds
		(Identified cost $22,543,644)													22,555,283
																			-----------


		REPURCHASE AGREEMENT (1.1%)
2,100,000		Bear Stearns & Co., Inc.
		(Agreement dated 07/30/04 collateralized by U.S. Treasury 		8/2/04		1.3
		Strips 2.688%, due 08/15/2006; $2,100,228 to be received
		upon maturity)
		(Identified cost $2,100,000)													2,100,000
																			-----------




TOTAL INVESTMENTS (Identified cost $194,552,474)(4)						100.5	%			$	195,656,278
LIABILITIES IN EXCESS OF OTHER ASSETS								-0.5					-875,093
														--------				-----------

NET ASSETS													100	%			$	194,781,185
														--------				-----------
																			-----------



 (1) Defaulted security, Fund is not currently accruing income on security.

 (2)  144A security.

 (3) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the July 31, 2004 coupon rate.

 (4) The aggregate cost for federal income tax purposes is $194,552,474, the aggregate gross unrealized appreciation is $2,584,548, and the aggregate gross unrealized depreciation is $1,480,744, resulting in net unrealized appreciation of $1,103,804.

(TIPS) - Treasury Inflation Protected Security.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
     N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-Q of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
 Securities Fund, BBH International Equity
Fund, BBH Tax-Efficient Equity Fund, and
 BBH Broad Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments
   of the registrant as of, the end of the fical quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and
procedures (as
defined in rule 30a-3(c) under the
Investment Company Act of 1940)
 for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating
 to the registrant, including its
consolidated subsidiaries, is made
known to us by others within
those entities, particularly during the
 period in which this report is being
 prepared;


b. designed such internal control over
   financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the
registrant's disclosure controls and
 procedures and presented in this
 report our conclusions about the
effectiveness of the disclosure controls
 and procedures, as of a date within
90 days prior to the filing date of this
 report based on such
evaluation; and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quartet that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over
 financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial
 information; and

b. any fraud, whether or not material,
 that involves management or other
employees who have a significant
role in the registrant's internal
control over financial reporting.



Date:  September 24, 2004

/s/ John A. Nielson
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-Q of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
 Securities Fund, BBH International Equity
Fund, BBH Tax-Efficient Equity Fund, and
 BBH Broad Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments
   of the registrant as of, the end of the fical quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and
procedures (as
defined in rule 30a-3(c) under the
Investment Company Act of 1940)
 for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating
 to the registrant, including its
consolidated subsidiaries, is made
known to us by others within
those entities, particularly during the
 period in which this report is being
 prepared;


b. designed such internal control over
   financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the
registrant's disclosure controls and
 procedures and presented in this
 report our conclusions about the
effectiveness of the disclosure controls
 and procedures, as of a date within
90 days prior to the filing date of this
 report based on such
evaluation; and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quartet that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over
 financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial
 information; and

b. any fraud, whether or not material,
 that involves management or other
employees who have a significant
role in the registrant's internal
control over financial reporting.


Date: September 24, 2004
/s/ Michael D. Martins
==========================
Michael D. Martins
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the
Investment Company Act of 1940, the
 registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------


By (Signature and Title)* /s/  John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  September 24, 2004

Pursuant to the requirements of the
 Securities Exchange Act of 1934
 and the
Investment Company Act of 1940,
 this report has been signed below
 by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Michael D. Martins
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date: September 24, 2004


* Print name and title of each signing officer under his or her signature.